Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions
32.	RELATED PARTY TRANSACTIONS

Key management of the Corporation includes the members of the Board, the Chief Executive Officer, Chief Financial Officer, Chief Technology Officer, Executive Vice-President and Chief Legal Officer, and certain other key members, which include certain members of management of the Corporation’s subsidiaries.

The compensation of such key management for the years ended December 31, 2017 and 2016 included the following:

	Year Ended December 31,
	2017	2016
	$000’s	$000’s
Salaries, bonuses and short-term employee benefits	4,514	5,559
Director retainers	729	1,316
Stock-based payments	3,799	2,245
	9,042	9,120

The remuneration of the Chief Executive Officer, Chief Financial Officer, Chief Technology Officer, Chief Operating Officer, Chief Corporate Development Officer, Executive Vice-President and Chief Legal Officer consists primarily of a salary, cash bonuses and share-based awards. Director retainers include both retainers, committee fees and share-based awards.